Equity - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 vote shares	Dec. 31, 2022 shares	May 09, 2022 USD ($) tranche pence	Jun. 18, 2015 shares
Equity - Acquired Share capital PureTech LLC [Line Items]
Number of votes per ordinary share | vote	1
Number of shares issued (in shares)	289,468,159
Common
Equity - Acquired Share capital PureTech LLC [Line Items]
Value of shares authorized to be repurchased | $			$ 50,000
Stock repurchase program, purchase price per share | pence			1
Number of tranches | tranche			2
Aggregated number of shares repurchased under share repurchase program (in shares)	18,278,873
Shares repurchased under share repurchase program (in shares)	7,683,526
Purchase of treasury stock (in shares)	17,614,428	10,595,347
Common | Jefferies International Limited
Equity - Acquired Share capital PureTech LLC [Line Items]
Value of shares authorized to be repurchased | $			$ 25,000
PureTech Health LLC | Common
Equity - Acquired Share capital PureTech LLC [Line Items]
Issued share capital acquired (in shares)				159,648,387